Employee Retirement and Severance Benefits (Fair Values of Company's Pension Plans Assets) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	¥ 381	¥ 187
Pooled Equity Securities Funds | Japanese Companies Equity Securities | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	25.00%
Pooled Equity Securities Funds | Foreign Corporate Equity Securities | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	70.00%	75.00%
Government Bonds | Japanese Government Bonds | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	90.00%	85.00%
Government Bonds | Foreign Government Bonds | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	10.00%	15.00%
Pooled Debt Securities Funds | Japanese Government Bonds | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	25.00%
Pooled Debt Securities Funds | Foreign Government Bonds | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	45.00%	50.00%
Pooled Debt Securities Funds | Foreign Government Bonds | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	70.00%	70.00%
Pooled Debt Securities Funds | Japanese Municipal Bonds Securities | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	5.00%	5.00%
Pooled Debt Securities Funds | Corporate Bonds | Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	20.00%	20.00%
Pooled Debt Securities Funds | Corporate Bonds | Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	30.00%